Touchstone Focused Fund Expense Example, No Redemption - Touchstone Focused Fund - Class C	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 193
Expense Example, No Redemption, 3 Years	632
Expense Example, No Redemption, 5 Years	1,098
Expense Example, No Redemption, 10 Years	$ 2,387